Short-Term Investment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-Term Investment (Textual)
Interest income earned from short-term investments	$ 22,677	$ 4,509
Unrealized gain on investment